Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases Disclosure [Line Items]
Containers, net book value		$ 4,156,151,000	$ 4,134,016,000
Lease loss recovery period by insurance					183 days
Bad debt expense		2,002,000	2,697,000	$ 477,000
Gain on insurance recovery		$ 14,881,000	8,692,000
Insurance payment received	$ 9,814,000
Insolvent Customer
Leases Disclosure [Line Items]
Lease loss recovery period by insurance		183 days
Book value of containers that would not be recovered from insolvent customer		$ 9,468,000
Insurance receivable		1,792,000	0
Bad debt expense		2,921,000	2,049,000
Recovery of direct costs		1,383,000	4,864,000
Gain on insurance recovery		1,488,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value		63,120,000	23,044,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges		$ 9,059,000	$ 12,543,000